SCHEDULE OF TAX CREDIT PERIOD (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax expense (income) [abstract]
Current year tax charge/(credit)	$ 55,280		$ (509,282)
Adjustments in respect of prior periods	(32,864)	(12,202)	(277,239)
Origination and reversal of timing differences
Total tax charge/(credit) for the period	22,416	(12,202)	(786,521)
Loss before taxation	(16,803,045)	(13,283,888)	(6,217,566)
Loss charged at standard rate of corporation tax 19%	(3,192,578)	(2,523,939)	(1,181,337)
Tax losses arising in the year not recognized	3,032,344	2,279,050	524,870
Tax losses surrendered for Research and Development			667,335
Expenses not deductible for taxation	220,187	241,985	370,306
Tax increase from effect of capital allowances and depreciation	748	124	(3)
Research and Development tax claim			(509,282)
Research and Development enhanced expenditure			(377,187)
Research and Development tax credits claimed in respect of previous periods	(32,864)	(12,202)	(277,240)
Consolidation adjustment in relation to foreign exchange movements	$ (5,421)	$ 2,780	$ (3,983)